Note 8 - Commitments and Contingencies (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($) a	Dec. 31, 2015 USD ($)
Operating Leases, Rent Expense, Net	$ 296,000	$ 294,000
Principal Executive and Administrative Offices [Member]
Area of Real Estate Property | a	9,120
Operating Lease Monthly Rent	$ 31,000